Fair Value of Financial Instruments - Narrative (Details) - Contingent consideration payable $ in Millions	12 Months Ended
	Jun. 30, 2020 CAD ($) month	Jun. 30, 2019 CAD ($) month
Estimated probability of achieving milestones
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.32	1.00
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (1.9)	$ (2.8)
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0138
Percentage of reasonably possible decrease in unobservable input, liabilities	5.00%	5.00%
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%
Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0.0486
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 0.2	$ 0.3
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	0.2	$ 0.3
Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0.2276
Expected timing of achieving milestones
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 0.1	$ (0.4)
Months delayed expected timing of achieving milestones | month	6	6